Reconciliation of Basic and Diluted Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Basic and Diluted Earnings (loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the years ended December 31,
	2011	2010	2009
Numerator:
Income (loss) from continuing operations	$(260,300,553)	$21,366,207	$(943,676,734)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	(1,319,761)	—	—
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	63,177	—	—
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from continuing operations	(261,557,137)	21,366,207	(943,676,734)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Income (loss) attributable to holders of ordinary shares from
continuing operations	(326,527,232)	21,366,207	(943,676,734)
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	(1,050,000)	(1,059,663)
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	139,751	—
Income (loss) attributable to holders of ordinary shares from
discontinued operations	14,741,100	(8,265,810)	(19,860,471)
Denominator:
Weighted average ordinary shares outstanding — basic	27,435,853,922	24,258,437,559	22,359,237,084
Weighted average ordinary shares outstanding — diluted	27,435,853,922	25,416,597,405	22,359,237,084
Income (loss) per ordinary share:
Basic
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)
Diluted
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31,
	2011	2010	2009
Outstanding options to purchase ordinary shares	1,230,938,429	1,014,825,425	1,410,142,830
Outstanding unvested restricted share units	101,564,432	—	53,625,777
Warrant shares	1,724,902,225	759,521,231	—
	3,057,405,086	1,774,346,656	1,463,768,607